Derivative Instruments	12 Months Ended
Dec. 31, 2017
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Derivative Instruments
Note 17	Derivative Instruments

PotashCorp enters into contracts with other parties primarily to fix the price of natural gas used as feedstock in production and the exchange rate for Canadian dollar transactions.

Accounting Policies	Accounting Estimates and Judgments

Derivative financial instruments are used to lock in commodity prices, exchange rates and interest rates. Contracts to buy or sell a non-financial item [1] are recognized at fair value on the consolidated statements of financial position where appropriate.

For designated and qualified cash flow hedges:

• the effective portion of the change in the fair value of the derivative is accumulated in OCI until the variability in cash flows being hedged is recognized in net income in future accounting periods; and

• the ineffective portions of hedges are recorded in net income in the current period.

The change in fair value of derivative instruments, not designated or not qualified as hedges, is recorded in net income in the current period.

The company’s policy is not to use derivative instruments for trading or speculative purposes. The company may choose not to designate a qualifying derivative instrument in an economic hedging relationship as an accounting hedge.

For natural gas derivative instruments designated as accounting hedges, the company formally documents:

• all relationships between hedging instruments and hedged items;

• its risk management objective and strategy for undertaking the hedge transaction; and

• the linkage of derivatives to specific assets and liabilities or to specific firm commitments or forecast transactions.

The company also assesses whether the natural gas derivatives used in hedging transactions are expected to be or were highly effective, both at the hedge’s inception and on an ongoing basis, in offsetting changes in fair values of hedged items. Hedge effectiveness related to the company’s natural gas hedges is assessed on a prospective and retrospective basis using regression analyses.

A hedging relationship is terminated if:

• the hedge ceases to be effective;

• the underlying asset or liability being hedged is derecognized; or

• the derivative instrument is no longer designated as a hedging instrument.

In such instances, the difference between the fair value and the accrued value of the hedging derivatives upon termination is deferred and recognized in net income on the same basis that gains, losses, revenue and expenses of the previously hedged item are recognized. If a cash flow hedging relationship is terminated because it is no longer probable that the anticipated transaction will occur, then the net gain or loss accumulated in OCI is recognized in current period net income.

Uncertainties, estimates and use of judgment include the assessment of contracts as derivative instruments and for embedded derivatives, application of hedge accounting and valuation of derivatives at fair value (discussed further in Note 29).

For derivatives or embedded derivatives, the most significant area of judgment is whether the contract can be settled net, one of the criteria in determining whether a contract for a non-financial asset is considered a derivative and accounted for as such. Judgment is also applied in determining whether an embedded derivative is closely related to the host contract, in which case bifurcation and separate accounting are not necessary.

The process to test effectiveness and meet stringent documentation standards requires the application of judgment and estimation.

[1] Can be settled net in cash or another financial instrument, or by exchanging financial instruments, as if the contracts were financial instruments (except contracts that were entered into and continue to be held for the purpose of the receipt or delivery of a non-financial item in accordance with expected purchase, sale or usage requirements).

Supporting Information

Significant recent derivatives included the following:

•	natural gas swap agreements to manage the cost of natural gas, generally designated as cash flow hedges of anticipated transactions; and

•	foreign currency forward contracts for the primary purpose of limiting exposure to exchange rate fluctuations relating to expenditures denominated in currencies other than the US dollar, not designated as hedging instruments for accounting purposes.

Derivatives as at December 31 were comprised of:

	2017			2016

	Assets	Liabilities	Net	Assets	Liabilities	Net

Natural gas derivatives – designated cash flow hedges	$–	$35	$(35)	$–	$44	$(44)
Natural gas derivatives	9	29	(20)	6	53	(47)
Foreign currency derivatives	1	–	1	–	–	–

Total	10	64	(54)	6	97	(91)
Less current portion	(7)	(29)	22	(1)	(41)	40

Long-term portion	$3	$35	$(32)	$5	$56	$(51)

As at December 31, 2017, the company’s net exposure to natural gas derivatives in the form of swaps was a notional amount of 27 million MMBtu with maturities in 2018 through 2022 (2016 – 46 million).

For the year ended December 31, 2017, (losses) gains before taxes of $(14) were recognized in OCI (2016 – $11, 2015 – $(83)). For the year ended December 31, 2017, losses before taxes of $54 (2016 – $78, 2015 – $84) were reclassified from accumulated other comprehensive income (“AOCI”) and recognized in cost of goods sold excluding ineffectiveness, which changed these losses by $1 (2016 – $2, 2015 – $NIL). Of the losses before taxes in AOCI at December 31, 2017, approximately $25 (2016 – $44, 2015 – $79) will be reclassified to cost of goods sold within the next 12 months.

As at December 31, 2017, the company had entered into foreign currency forward contracts to sell US dollars and receive Canadian dollars in the notional amount of $39 (2016 – $21) at an average exchange rate of 1.2754 (2016 – 1.3490) per US dollar with maturities in 2018 (2016 – maturities in 2017).